BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Balances And Transactions With Related Parties
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 19: BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with interested and related parties:

Composition:

As of December 31, 2022

	Key management personnel	Other interested and related parties
Other accounts payable	$14	$66

As of December 31, 2021

	Key management personnel	Other interested and related parties
Other accounts payable	$192	$45

b.	Benefits to interested and related parties:

	Year ended December 31,
	2022	2021	2020
Salary to those employed by the Company or on its behalf	762	885	769
Directors’ fees to those not employed by the Company or on its behalf	280	148	60
Number of individuals to whom the salary and benefits relate:	3	3	2
Related and interested parties employed by the Company or on its behalf	5	5	6
Directors not employed by the Company	8	8	8

c.	Key management personnel:

	Year ended December 31,
	2022	2021	2020
Share-based payment to those employed by the Company or on its behalf	287	445	182
Share-based payment to those not employed by the Company or on its behalf	28	90	150

d.	Transactions with interested and related parties:

Year ended December 31, 2022

	Key management personnel*)	Other interested and related parties
Research and development expenses	$107	$81
General and administrative expenses	861	308

	$968	$389

Year ended December 31, 2021

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$112	$82
General and administrative expenses	1,137	238

	$1,249	$320

Year ended December 31, 2020

	Key management personnel*)	Other interested and related parties
Research and development expenses	$236	$-
Selling and marketing	150	-
General and administrative expenses	619	201
	$1,005	$201

*)	Some of the key management personnel are interested parties by virtue of holdings.

e.	For information regarding the fair value of the options granted to directors, see Note 16b.